[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST -
- SMALL CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

   For the six months ended June 30, 2002, Credit Suisse Trust -- Small Cap Value Portfolio (the "Portfolio") had a gain of 2.92%, vs. a decline of 4.70% for the Russell 2000 Index(1) and an increase of 7.26% for the Russell 2000 Value Index(2).

   The period was a generally poor one for stocks, despite some encouraging economic data and historically low short-term interest rates. After rallying early in 2002, the market fell back due to a confluence of negative factors. These included downward revisions in earnings estimates, notably in the technology/telecom area; accounting and corporate governance issues; a declining dollar; deepening conflict in the Middle East; and generally lofty valuation parameters. Within this environment, small-cap value stocks collectively had a gain, though the group ended the period on a weak note.

   Although the small-cap sector closed some of the gap in undervaluation, it was relatively inexpensive compared with large-cap stocks at the end of the period. It appeared to be far less impacted by the burdens of the broad market, and its overall profit outlook remained fairly healthy.

   The Portfolio outperformed the small-cap group as a whole, yet lagged the Russell 2000 Value index. Factors that hampered the Portfolio's return included its significant underweighting in the financial-services sector, which had relatively good performance as interest-rate worries ebbed. That aside, we intend to maintain an underweighting in financial services -- which accounts for roughly a third of the Russell 2000 Value benchmark -- in order to limit interest-rate risk over time.

   Other stocks that hindered the Portfolio included its producer-durables and materials & processing holdings. On the positive side, stocks that helped the Portfolio's relative showing included specific technology and specialty energy holdings. The Portfolio also benefited from being underweighted in the utilities sector.

                                        1
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   Looking ahead, we see grounds for optimism, notwithstanding the market's recent turmoil. We believe that the U.S. economy should begin to deliver more assured growth, assuming the threat of rising interest rates is delayed (the Federal Reserve appears reluctant to raise rates until the economy is on solid footing) and capital spending turns up. Other potential sources of market support could include an upturn in profit comparisons and a general discounting of accounting issues by investors.

   In general, we think that Old Economy companies appear attractively valued. We intend to continue to favor health-care, restaurant, specialty-retailer, energy and some consumer-staples stocks, as well as shares of smaller regional banks and insurance companies. We also expect to remain cautious toward technology and telecom companies over the intermediate term, due to lack of visibility, weak finances, excess capacity and the absence of pricing power.

   Overall, our approach will continue to be one that we define as defensive. Our focus will remain on companies we deem to have conservative valuations, moderate but reliable growth, histories of successful execution of business models, and one or more potential sources of positive surprise.

Christopher F. Corapi
Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

                 SUMMARY OF CUMULATIVE TOTAL RETURNS (6/30/2002)

                                SINCE        INCEPTION
                              INCEPTION        DATE
                              ---------     ----------
                                 9.10%      11/30/2001

----------
(1) The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an index.
(2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (95.9%)
AEROSPACE & DEFENSE (1.5%)
    DRS Technologies, Inc.*                                       3,770    $   161,167
                                                                           -----------

AUTO COMPONENTS (2.5%)
    Federal Signal Corp.                                          5,860        140,640
    Modine Manufacturing Co.                                      4,770        117,247
                                                                           -----------
                                                                               257,887
                                                                           -----------

BANKS (14.9%)
    Cullen/Frost Bankers, Inc.                                    4,590        165,010
    First Financial Holdings, Inc.                                6,170        202,006
    FirstFed Financial Corp.*                                     4,760        138,040
    FirstMerit Corp.                                              4,820        132,936
    Hudson United Bancorp                                         5,310        151,653
    Independent Bank Corp.                                        8,590        196,625
    Prosperity Bancshares, Inc.                                   8,000        148,000
    Susquehanna Bancshares, Inc.                                  8,570        194,625
    Webster Financial Corp.                                       5,950        227,528
                                                                           -----------
                                                                             1,556,423
                                                                           -----------

CHEMICALS (4.9%)
    Cambrex Corp.                                                 3,200        128,320
    H.B. Fuller Co.                                               6,770        198,293
    OM Group, Inc.                                                3,020        187,240
                                                                           -----------
                                                                               513,853
                                                                           -----------

COMMERCIAL SERVICES & SUPPLIES (4.3%)
    Banta Corp.                                                   5,380        193,142
    United Stationers, Inc.*                                      5,050        153,520
    Watson Wyatt & Co. Holdings*                                  4,430        107,295
                                                                           -----------
                                                                               453,957
                                                                           -----------

CONSTRUCTION & ENGINEERING (1.8%)
    EMCOR Group, Inc.*                                            3,150        184,905
                                                                           -----------

CONTAINERS & PACKAGING (3.2%)
    AptarGroup, Inc.                                              6,180        190,035
    Myers Industries, Inc.                                        8,560        146,718
                                                                           -----------
                                                                               336,753
                                                                           -----------

ELECTRIC UTILITIES (1.3%)
    OGE Energy Corp.                                              6,210        141,961
                                                                           -----------

ELECTRICAL EQUIPMENT (6.0%)
    AMETEK, Inc.                                                  7,610        283,472
    Brady Corp.                                                   4,620        161,700
    C&D Technologies, Inc.                                        4,850         87,397
    Electro Scientific Industries, Inc.*                          3,820         92,826
                                                                           -----------
                                                                               625,395
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.5%)
    Littelfuse, Inc.*                                             5,200    $   120,276
    Pioneer-Standard Electronics, Inc.                           10,780        112,004
    Rogers Corp.*                                                 5,570        152,117
    Roper Industries, Inc.                                        3,590        133,907
    Technitrol, Inc.                                              3,560         82,948
    Varian, Inc.*                                                 5,230        172,329
    Woodhead Industries, Inc.                                     6,610        113,295
                                                                           -----------
                                                                               886,876
                                                                           -----------

ENERGY EQUIPMENT & SERVICES (3.3%)
    Oceaneering International, Inc.*                              6,970        188,190
    Varco International, Inc.*                                    9,020        158,211
                                                                           -----------
                                                                               346,401
                                                                           -----------

FOOD & DRUG RETAILING (2.8%)
    Performance Food Group Co.*                                   3,370        114,108
    Ruddick Corp.                                                10,780        182,829
                                                                           -----------
                                                                               296,937
                                                                           -----------

FOOD PRODUCTS (1.7%)
    Sensient Technologies Corp.                                   7,770        176,845
                                                                           -----------

GAS UTILITIES (2.7%)
    National Fuel Gas Co.                                         6,430        144,739
    WGL Holdings, Inc.                                            5,460        141,414
                                                                           -----------
                                                                               286,153
                                                                           -----------

HEALTHCARE EQUIPMENT & SUPPLIES (4.1%)
    Arrow International, Inc.                                     4,400        171,820
    Cooper Companies, Inc.                                        1,970         92,787
    Invacare Corp.                                                4,460        165,020
                                                                           -----------
                                                                               429,627
                                                                           -----------

HOTELS, RESTAURANTS & LEISURE (1.0%)
    Marcus Corp.                                                  6,460        107,559
                                                                           -----------

HOUSEHOLD DURABLES (2.8%)
    Ethan Allen Interiors, Inc.                                   3,530        123,021
    Lancaster Colony Corp.                                        4,840        172,594
                                                                           -----------
                                                                               295,615
                                                                           -----------

INDUSTRIAL CONGLOMERATES (4.9%)
    Carlisle Companies, Inc.                                      3,660        164,627
    Lydall, Inc.*                                                 8,360        127,490
    Teleflex, Inc.                                                3,800        217,170
                                                                           -----------
                                                                               509,287
                                                                           -----------

INSURANCE (3.4%)
    Brown & Brown                                                 3,100         97,650
    HCC Insurance Holdings, Inc.                                  4,200        110,670
    Horace Mann Educators Corp.                                   7,690        143,572
                                                                           -----------
                                                                               351,892
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                              NUMBER OF
                                                                SHARES        VALUE
                                                              ---------    -----------
COMMON STOCKS (CONTINUED)
IT CONSULTING & SERVICES (1.0%)
    Keane, Inc.*                                                  8,440    $   104,656
                                                                           -----------

MACHINERY (9.5%)
    Actuant Corp.*                                                1,435         59,194
    ESCO Technologies, Inc.*                                      5,430        190,050
    Flowserve Corp.*                                              6,020        179,396
    Graco, Inc.                                                   6,000        150,840
    Robbins & Myers, Inc.                                         5,090        133,612
    Stewart & Stevenson Services, Inc.                            5,990        106,263
    The Manitowoc Company, Inc.                                   5,050        179,224
                                                                           -----------
                                                                               998,579
                                                                           -----------

MEDIA (1.7%)
    Harte-Hanks, Inc.                                             8,640        177,552
                                                                           -----------

OIL & GAS (1.7%)
    Equitable Resources, Inc.                                     5,110        175,273
                                                                           -----------

REAL ESTATE (1.1%)
    Liberty Property Trust                                        3,250        113,750
                                                                           -----------

ROAD & RAIL (2.0%)
    Werner Enterprises, Inc.                                      9,693        206,558
                                                                           -----------

SOFTWARE (1.7%)
    Progress Software Corp.*                                     11,380        174,342
                                                                           -----------

SPECIALTY RETAIL (0.3%)
    Tractor Supply Co.*                                             450         31,946
                                                                           -----------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
    MSC Industrial Direct Company, Inc.*                          6,770        132,015
                                                                           -----------

TOTAL COMMON STOCKS (Cost $9,882,814)                                       10,034,164
                                                                           -----------

                                                                 PAR
                                                                (000)
                                                                -----
SHORT-TERM INVESTMENT (4.0%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.750%,
    7/01/02 (Cost $416,000)                                     $   416        416,000
                                                                           -----------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $10,298,814)                       10,450,164

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                     5,771
                                                                           -----------

NET ASSETS (100.0%)                                                        $10,455,935
                                                                           ===========

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $10,298,814)                                $   10,450,164
    Cash                                                                              983
    Dividend and interest receivable                                                8,454
    Prepaid expenses and other assets                                              20,704
                                                                           --------------
      Total Assets                                                             10,480,305
                                                                           --------------

LIABILITIES
    Advisory fee payable                                                            5,832
    Administrative services fee payable                                             3,713
    Payable for fund shares redeemed                                                3,651
    Other accrued expenses payable                                                 11,174
                                                                           --------------
      Total Liabilities                                                            24,370
                                                                           --------------

NET ASSETS
    Capital stock, $0.001 par value                                                   958
    Paid-in capital                                                            10,285,072
    Accumulated undistributed net investment income                                   855
    Accumulated net realized gain from investments                                 17,700
    Net unrealized appreciation from investments                                  151,350
                                                                           --------------
      Net Assets                                                           $   10,455,935
                                                                           ==============
    Shares outstanding                                                            957,892
                                                                           --------------
    Net asset value, offering price and redemption price per share         $        10.92
                                                                           ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                              $       49,554
    Interest                                                                        4,189
                                                                           --------------
      Total investment income                                                      53,743
                                                                           --------------

EXPENSES
    Investment advisory fees                                                       35,933
    Administrative services fees                                                    7,944
    Audit fees                                                                      6,651
    Custodian fees                                                                  3,669
    Legal fees                                                                      1,646
    Transfer agent fees                                                             1,464
    Trustees fees                                                                     729
    Printing fees                                                                     608
    Registration fees                                                                 189
    Interest expense                                                                   46
    Miscellaneous expense                                                           1,244
                                                                           --------------
      Total expenses                                                               60,123
    Less: fees waived                                                              (7,146)
                                                                           --------------
      Net expenses                                                                 52,977
                                                                           --------------
       Net investment income                                                          766
                                                                           --------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized gain from investments                                             18,941
    Net change in unrealized appreciation (depreciation) from investments         (45,067)
                                                                           --------------
    Net realized and unrealized loss from investments                             (26,126)
                                                                           --------------
    Net decrease in net assets resulting from operations                   $      (25,360)
                                                                           ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED               FOR THE PERIOD
                                                                                  JUNE 30, 2002                 ENDED
                                                                                   (UNAUDITED)           DECEMBER 31, 2001(1)
                                                                                ------------------      ---------------------
FROM OPERATIONS
  Net investment income                                                         $              766      $                  89
  Net realized gain (loss) from investments                                                 18,941                     (1,241)
  Net change in unrealized appreciation (depreciation) from investmetns                    (45,067)                   196,417
                                                                                ------------------      ---------------------
   Net increase (decrease) in net assets resulting from operations                         (25,360)                   195,265
                                                                                ------------------      ---------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                           7,104,767                  3,243,490
  Net asset value of shares redeemed                                                       (53,000)                    (9,227)
                                                                                ------------------      ---------------------
   Net increase in net assets from capital share transactions                            7,051,767                  3,234,263
                                                                                ------------------      ---------------------
  Net increase in net assets                                                             7,026,407                  3,429,528

NET ASSETS
  Beginning of period                                                                    3,429,528                         --
                                                                                ------------------      ---------------------
  End of period                                                                 $       10,455,935      $           3,429,528
                                                                                ==================      =====================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                 $              855      $                  89
                                                                                ==================      =====================

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED               FOR THE PERIOD
                                                                                  JUNE 30, 2002                 ENDED
                                                                                   (UNAUDITED)           DECEMBER 31, 2001(1)
                                                                                ------------------      ---------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $            10.60      $               10.00
                                                                                ------------------      ---------------------

INVESTMENT OPERATIONS
  Net investment income                                                                         --(2)                      --(2)
  Net gain on investments
    (both realized and unrealized)                                                            0.32(3)                    0.60
                                                                                ---------- -------      ---------------------
      Total from investment operations                                                        0.32                       0.60
                                                                                ------------------      ---------------------

NET ASSET VALUE, END OF PERIOD                                                  $            10.92      $               10.60
                                                                                ==================      =====================
      Total return(4)                                                                         2.92%                      6.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $           10,456      $               3,430
    Ratio of expenses to average net assets(5)                                                1.29%                      1.29%
    Ratio of net investment income to average net assets(5)                                   0.02%                      0.03%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(5)                                                 0.17%                      7.44%
  Portfolio turnover rate                                                                        8%                         1%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) This amount represents less than $0.01 per share.

(3) The amount shown for a share outstanding does not correspond with aggregate net gain/loss on investments for the period due to timing of sales and repurchases of Portfolio shares in relation to fluctuating market values of the investments of the Portfolio.

(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(5) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), a Massachusetts business trust, was incorporated on March 15, 1995. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:

         AVERAGE DAILY NET ASSETS                    ANNUAL RATE
         ------------------------                    -----------
         First $100 million               .875% of average daily net assets
         Next $100 million                .750% of average daily net assets
         Over $200 million                .500% of average daily net assets

   For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived, were $35,933 and $5,414, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

   For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $4,107.

   For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                    ANNUAL RATE
         ------------------------                    -----------
         First $500 million               .075% of average daily net assets
         Next $1 billion                  .065% of average daily net assets
         Over $1.5 billion                .055% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, administrative service fees earned, and voluntarily waived, by PFPC (including out-of-pocket expenses) were $2,571 and $1,732, respectively.

   For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

         AVERAGE DAILY NET ASSETS                    ANNUAL RATE
         ------------------------                    -----------
         First $5 billion                 .050% of average daily net assets
         Next $5 billion                  .035% of average daily net assets
         Over $10 billion                 .020% of average daily net assets

   For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $1,266.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2002, Merrill did not receive any payments for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. For the six months ended June 30, 2002, the Portfolio had no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $7,229,894 and $569,185, respectively.

   At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $10,298,814, $553,315, ($401,965), and $151,350, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                    FOR THE SIX MONTHS ENDED   FOR THE PERIOD ENDED
                                    JUNE 30, 2002 (UNAUDITED)  DECEMBER 31, 2001(1)
                                    ------------------------   --------------------
Shares sold                                          639,180                324,349
Shares redeemed                                       (4,741)                  (896)
                                                     -------                -------
Net increase                                         634,439                323,453
                                                     =======                =======

----------
(1) For the Period November 30, 2001 (commencement of operations) through December 31, 2001.

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P.O. BOX 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCV-3-0602